Long-Term Debt (Total Long Term Debt) (Detail) - USD ($) $ in Millions		Dec. 31, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
Total principal		$ 34,293	$ 32,192
Fair value hedge valuation	[1]	(22)	(1)
Securities due within one year	[2],[3]	(3,078)	(1,709)
Unamortized discount and debt issuance costs		245	251
Dominion Energy, Inc. total long-term debt		$ 30,948	30,231
Long Term Debt Due Within One Year [Member]
Debt Instrument [Line Items]
2017 Weighted- average Coupon (percentage)	[2],[3],[4]	3.44%
Senior Notes | Variable rates, due 2019 and 2020
Debt Instrument [Line Items]
2017 Weighted- average Coupon (percentage)	[4]	1.99%
Total principal		$ 800
Senior Notes | 1.25% to 6.4%, due 2017 to 2022
Debt Instrument [Line Items]
2017 Weighted- average Coupon (percentage)	[4]	2.95%
Total principal		$ 5,800	5,750
Senior Notes | 2.85% to 7.0%, due 2024 to 2044
Debt Instrument [Line Items]
2017 Weighted- average Coupon (percentage)	[4]	4.72%
Total principal		$ 5,049	4,649
Senior Notes | 6.8% and 6.875%, due 2026 and 2027
Debt Instrument [Line Items]
2017 Weighted- average Coupon (percentage)	[4]	6.81%
Dominion Energy, Inc. total long-term debt	[5]	$ 89	89
Senior Notes | 5.31% to 6.85%, due 2017 and 2018
Debt Instrument [Line Items]
2017 Weighted- average Coupon (percentage)	[4]	5.72%
Total principal	[6]	$ 120	135
Senior Notes | 2.98% to 7.20%, due 2024 to 2051
Debt Instrument [Line Items]
2017 Weighted- average Coupon (percentage)	[4]	4.37%
Total principal		$ 600	500
Term Loans | Tax-Exempt Financing, variable rate, due 2041
Debt Instrument [Line Items]
Total principal	[7]		75
Term Loans | Term loan, variable rate, due 2017
Debt Instrument [Line Items]
Total principal	[6]		250
Term Loans | Term Loans, variable rates, due 2023 and 2024 [Member]
Debt Instrument [Line Items]
2017 Weighted- average Coupon (percentage)	[4],[8]	3.74%
Total principal	[8]	$ 638	405
Term Loans | Tax-Exempt Financing, 1.55%, due 2033
Debt Instrument [Line Items]
2017 Weighted- average Coupon (percentage)	[4],[9]	1.55%
Total principal	[9]	$ 27	27
Unsecured Junior Subordinated Notes | : 2.579% to 4.104%, due 2019 to 2021
Debt Instrument [Line Items]
2017 Weighted- average Coupon (percentage)	[4]	3.08%
Total principal		$ 2,100	1,100
Unsecured Junior Subordinated Notes | Payable to Affiliated Trust, 8.4% due 2031
Debt Instrument [Line Items]
2017 Weighted- average Coupon (percentage)	[4]	8.40%
Total principal		$ 10	10
Unsecured Junior Subordinated Notes | 5.25% and 5.75%, due 2054 and 2076
Debt Instrument [Line Items]
2017 Weighted- average Coupon (percentage)	[4]	5.48%
Total principal		$ 1,485	1,485
Unsecured Junior Subordinated Notes | Variable rates, due 2066
Debt Instrument [Line Items]
2017 Weighted- average Coupon (percentage)	[4]	4.15%
Total principal		$ 422	422
Remarketable Subordinated Notes | Remarketable Subordinated Notes, 1.5% and 2.0%, due 2020 to 2024
Debt Instrument [Line Items]
2017 Weighted- average Coupon (percentage)	[4]	2.00%
Total principal		$ 1,400	2,400
Dominion Energy Gas Holdings, LLC
Debt Instrument [Line Items]
Total principal		3,600	3,563
Unamortized discount and debt issuance costs		(30)	(35)
Dominion Energy, Inc. total long-term debt		$ 3,570	3,528
Dominion Energy Gas Holdings, LLC | Senior Notes | 2.5% and 2.8%, due 2019 and 2020
Debt Instrument [Line Items]
2017 Weighted- average Coupon (percentage)	[4]	2.68%
Total principal		$ 1,150	1,150
Dominion Energy Gas Holdings, LLC | Senior Notes | 2.875% to 4.8%, due 2023 to 2044
Debt Instrument [Line Items]
2017 Weighted- average Coupon (percentage)	[4],[10]	3.90%
Total principal	[10]	$ 2,450	2,413
Virginia Electric and Power Company
Debt Instrument [Line Items]
2017 Weighted- average Coupon (percentage)	[4]	4.17%
Total principal		$ 11,418	10,597
Securities due within one year		(850)	(678)
Unamortized discount and debt issuance costs		(72)	(67)
Dominion Energy, Inc. total long-term debt		$ 10,496	9,852
Virginia Electric and Power Company | Senior Notes | 1.2% to 7.25%, due 2017 to 2022
Debt Instrument [Line Items]
2017 Weighted- average Coupon (percentage)	[4]	3.92%
Total principal	[11],[12]	$ 1,950	2,554
Virginia Electric and Power Company | Senior Notes | 2.75% to 8.875%, due 2023 to 2047
Debt Instrument [Line Items]
2017 Weighted- average Coupon (percentage)	[4]	4.53%
Total principal		$ 8,690	7,190
Virginia Electric and Power Company | Term Loans | Variable rates, due 2017 to 2027
Debt Instrument [Line Items]
2017 Weighted- average Coupon (percentage)	[4]	1.27%
Total principal		$ 100	175
Virginia Electric and Power Company | Tax Exempt Financing [Member] | 1.75% to 5.6%, due 2023 to 2041
Debt Instrument [Line Items]
2017 Weighted- average Coupon (percentage)	[4]	2.25%
Total principal		$ 678	678
Dominion Energy Midstream Partners, LP
Debt Instrument [Line Items]
Securities due within one year		$ 250
Dominion Energy Midstream Partners, LP | Senior Notes | Unsecured Senior and Medium Term Notes, 5.83% and 6.48%, due 2018
Debt Instrument [Line Items]
2017 Weighted- average Coupon (percentage)	[4],[9]	5.84%
Total principal	[13]	$ 255	255
Dominion Energy Midstream Partners, LP | Senior Notes | Unsecured Senior Note, 4.875%, due 2041
Debt Instrument [Line Items]
2017 Weighted- average Coupon (percentage)	[4],[13]	4.88%
Total principal	[13]	$ 180	180
Dominion Energy Midstream Partners, LP | Term Loans | Term Loan, variable rate, due 2019
Debt Instrument [Line Items]
2017 Weighted- average Coupon (percentage)	[4]	2.74%
Total principal		$ 300	$ 300

[1]	Represents the valuation of certain fair value hedges associated with Dominion Energy's fixed rate debt.
[2]	Excludes $250 million of Dominion Energy Questar Pipeline's senior notes that matured in February 2018 which were repaid using proceeds from the January 2018 issuance, through private placement, of $100 million of 3.53% senior notes and $150 million of 3.91% senior notes that mature in 2028 and 2038, respectively.
[3]	Includes $20 million of estimated mandatory prepayments due within one year based on estimated cash flows in excess of debt service at SBL Holdco and Dominion Solar Projects III, Inc.
[4]	Represents weighted-average coupon rates for debt outstanding as of December 31, 2017.
[5]	Represents debt assumed by Dominion Energy from the merger of its former CNG subsidiary.
[6]	Represents debt obligations of Dominion Energy Questar or Questar Gas. See Note 3 for more information.
[7]	Represents variable rate Massachusetts Development Finance Agency Solid Waste Disposal Revenue Bonds due in 2041 repaid in August 2017.
[8]	Represents debt associated with SBL Holdco and Dominion Solar Projects III, Inc. The debt is nonrecourse to Dominion Energy and is secured by SBL Holdco's and Dominion Solar Projects III, Inc.'s interest in certain merchant solar facilities.
[9]	Represents debt obligations of a DGI subsidiary.
[10]	Amount includes foreign currency remeasurement adjustments.
[11]	Annual interest rate applies to each of the Series A-1 RSNs and Series A-2 RSNs.
[12]	These financings relate to certain pollution control equipment at Virginia Power's generating facilities. As of December 31, 2017, certain variable rate tax-exempt financings are supported by a $100 million credit facility that terminates in April 2020. In February 2018, Virginia Power provided notice to redeem three series of variable rate tax-exempt financings with an aggregate outstanding principal of $100 million. The financings would otherwise mature in 2024, 2026 and 2027.
[13]	Represents debt obligations of Dominion Energy Questar Pipeline. See Note 3 for more information.